Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents		$ 900	$ 985
Accounts receivable
Due from customers and agents, less allowances of $55 and $49, respectively		753	705
Other, less allowances of $2 and $1, respectively		98	98
Inventory, net		151	158
Prepaid expenses		115	112
Income taxes receivable		10	70
Other current assets		32	30
Total current assets		2,059	2,158
Assets held for sale		8
Licenses		1,895	1,844
Goodwill		766	766
Franchise rights		244	244
Other intangible assets, net of accumulated amortization of $153 and $144, respectively		33	47
Investments in unconsolidated entities		451	402
Other investments		1
Property, plant and equipment
In service and under construction		11,679	11,520
Less: Accumulated depreciation and amortization		8,124	7,756
Property, plant and equipment, net		3,555	3,764
Other assets and deferred charges		434	197
Total assets	[1]	9,446	9,422
Current liabilities
Current portion of long-term debt		12	14
Accounts payable		365	349
Customer deposits and deferred revenues		229	288
Accrued interest		11	12
Accrued taxes		44	41
Accrued compensation		127	113
Other current liabilities		99	127
Total current liabilities		887	944
Deferred liabilities and credits
Deferred income tax liability, net		922	900
Other deferred liabilities and credits		453	433
Long-term debt, net		2,433	2,440
Commitments and contingencies
Noncontrolling interests with redemption features		1	1
TDS shareholders' equity
Series A Common and Common Shares Authorized 290 shares (25 Series A Common and 265 Common Shares) Issued 133 shares (7 Series A Common and 126 Common Shares) Outstanding 110 shares (7 Series A Common and 103 Common Shares) and 109 shares (7 Series A Common and 102 Common Shares), respectively Par Value ($.01 per share)		1	1
Capital in excess of par value		2,386	2,365
Treasury shares, at cost, 23 and 24 Common Shares, respectively		(698)	(727)
Accumulated other comprehensive income		1
Retained earnings		2,454	2,487
Total TDS shareholders' equity		4,144	4,126
Preferred shares		1	1
Noncontrolling interests		605	577
Total equity		4,750	4,704
Total liabilities and equity	[1]	$ 9,446	$ 9,422

[1]	The consolidated total assets as of December 31, 2016 and 2015 include assets held by consolidated VIEs of $804 million and $658 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2016 and 2015 include certain liabilities of consolidated VIEs of $17 million and $1 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 14 — Variable Interest Entities for additional information.